Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Time charter revenue - related parties	$ 66,929	$ 65,001
Amortization of intangible liabilities - related party	5,385	1,004
Vessel operating expenses - related parties	8,609	6,868
Time charter and voyage expenses - related parties	2,950	1,470
Interest and other finance expenses - related party	$ 19,053	$ 5,764
Common Class A [Member]
Common shares, shares authorized	214,000,000		214,000,000
Common shares, par value	$ 0.01		$ 0.01
Common shares, shares issued	36,726,708		36,464,109
Common shares, shares oustanding	36,726,708		36,464,109
Series B Preferred Stock [Member]
Preferred shares, shares authorized	44,000		44,000
Preferred shares, par value	$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares issued	43,592		43,592
Preferred shares, shares oustanding	43,592		43,592